UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl          February 15, 2006
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2005

                                   TITLE
                                     OF                  VALUE     SHARES/  SH/  PUT/   INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL   DSCRETN   MANAGERS    SOLE     SHARED  NONE
---------------------------------  ------   ---------   ---------  -------- ---  ----   -------   --------  ---------  ------  ----
ARCH COAL INC CMN                   COM     039380100   3,180,000    40,000  SH          40,000               40,000
ARCHIPELAGO HOLDINGS INC CMN        COM     03957A104   1,493,000    30,000  SH          30,000               30,000
CLEAN HARBORS INC CMN               COM     184496107   2,881,000   100,000  SH         100,000              100,000
COMPANHIA DE SANEAMENTO BASICO
   DO ESTADO DE SAO PAULO ADR       COM     20441A102   1,350,000    80,000  SH          80,000               80,000
FIRST ACCEPTANCE CORP CMN           COM     318457108   6,123,000   595,000  SH         595,000              595,000
LEGG MASON INC CMN                  COM     524901105   4,788,000    40,000  SH          40,000               40,000
MEMC ELECTRONIC MATERIAL
  COMMON STOCK                      COM     552715104   2,217,000   100,000  SH         100,000              100,000
MONSANTO COMPANY CMN                COM     61166W101   6,202,000    80,000  SH          80,000               80,000
THE NASDAQ STOCK MARKET,
  INC. CMN                          COM     631103108   6,860,000   195,000  SH         195,000              195,000
NOVASTAR FINANCIAL INC CMN          COM     669947400     843,000    30,000  SH          30,000               30,000
ODYSSEY MARINE EXPLORATION
  INC CMN                           COM     676118102     885,000   250,000  SH         250,000              250,000
PALOMAR MEDICAL TECHNOLOGIES
  (NEW)                             COM     697529303     120,000     3,428  SH           3,428                3,428
PETROLEO BRASILEIRO SA PETROBRAS
  PETR SPONSORED ADR CMN            COM     71654V408   1,425,000    20,000  SH          20,000               20,000
SBA COMMUNICATIONS CORP CMN         COM     78388J106   1,790,000   100,000  SH         100,000              100,000
SKILLSOFT PUBLIC LIMITED CO
  SPONSORED ADR CMN                 COM     830928107     550,000   100,000  SH         100,000              100,000
SUNCOR ENERGY INC CMN               COM     867229106   1,263,000    20,000  SH          20,000               20,000
UNDER ARMOUR, INC. CMN CLASS A      COM     904311107   1,916,000    50,000  SH          50,000               50,000
WESTERN GAS RESOURCES INC CMN       COM     958259103   1,884,000    40,000  SH          40,000               40,000
WRIGHT EXPRESS CORPORATION CMN      COM     98233Q105   8,800,000   400,000  SH         400,000              400,000